Intangible Assets Including Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets Including Goodwill
Intangible asset balances by major asset class

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2022:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,650	$(705)	$945
Client relationships	8,559	(2,951)	5,608
Completed technology	5,220	(2,045)	3,175
Patents/trademarks	2,140	(688)	1,452
Other**	19	(15)	4
Total	$17,588	$(6,404)	$11,184

*	Includes a decrease in net intangible asset balance of $198 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2021:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,696	$(751)	$945
Client relationships	9,021	(2,889)	6,132
Completed technology	6,074	(2,259)	3,815
Patents/trademarks	2,196	(586)	1,610
Other**	44	(35)	9
Total	$19,031	$(6,520)	$12,511

*	Includes a decrease in net intangible asset balance of $221 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

Intangible assets, future amortization expense

	Capitalized	Acquired
($ in millions)	Software	Intangibles	Total
2023	$514	$1,571	$2,085
2024	328	1,554	1,881
2025	103	1,535	1,639
2026	0	1,512	1,512
2027	—	1,493	1,493
Thereafter	—	2,574	2,574

Changes in goodwill balances by reportable segment

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment	January 1, 2022	Additions	Adjustments	Divestitures	Adjustments	*	December 31, 2022
Software	$43,966	$568	$(118)	$—	$(760)		$43,657
Consulting	6,797	1,366	(42)	—	(192)		7,928
Infrastructure	4,396	—	—	(1)	(32)		4,363
Other**	484	—	—	(484)	—		—
Total	$55,643	$1,934	$(159)	$(485)	$(984)		$55,949

*	Primarily driven by foreign currency translation.
**	The company derecognized $484 million of goodwill related to the divestiture of its healthcare software assets. Refer to note F, “Acquisitions & Divestitures,” for additional information.

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment	January 1, 2021	Additions	Adjustments	Divestitures	Adjustments	*	December 31, 2021
Software**	$42,665	$1,836	$23	$(13)	$(545)		$43,966
Consulting	6,145	713	(21)	—	(40)		6,797
Infrastructure	4,436	—	0	—	(39)		4,396
Other**	520	—	-	(37)	1		484
Total	$53,765	$2,549	$2	$(50)	$(623)		$55,643

*	Primarily driven by foreign currency translation.
**	Recast to conform to 2022 presentation.